Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Accumulated Other Comprehensive Income / (Loss)
	December 31,
	2016	2017
Actuarial pension gain	3,346	3,476
Total	$3,346	$3,476